UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: October 31, 2011*

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Emerging Markets Debt Fund

QUARTERLY REPORT

October 31, 2011

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 90.8%
Foreign Bonds - 90.8%
Argentina - 5.1%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$7,783,000	$7,199,275
Banco Provincia del Neuquen S.A., 7.875%, 2021 (n)	4,637,000	4,660,185
Republic of Argentina, 7%, 2015	29,528,000	26,078,145
Republic of Argentina, 7%, 2017	58,264,164	47,245,763
Republic of Argentina, 8.75%, 2017	44,324,000	41,553,750
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	89,655,000	33,396,487
Republic of Argentina, FRN, 0.438%, 2012	7,758,913	7,421,369
Republic of Argentina, FRN, 8.28%, 2033	13,636,463	10,363,712

		$177,918,686
Brazil - 8.7%
Banco do Brasil S.A., 5.875%, 2022 (n)	$19,719,000	$19,817,595
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	15,993,000	15,913,035
Banco PanAmericano S.A., 5.5%, 2015	13,099,000	12,708,792
Banco PanAmericano S.A., 8.5%, 2020 (n)	5,653,000	5,907,385
Banco PanAmericano S.A., 8.5%, 2020	1,779,000	1,859,055
Banco Votorantim S.A., 5.25%, 2016 (n)	4,419,000	4,419,000
BNDES Participacoes S.A., 6.5%, 2019	5,983,000	6,850,535
BNDES Participacoes S.A., 6.5%, 2019 (n)	2,874,000	3,290,730
BNDES Participacoes S.A., 5.5%, 2020 (n)	3,993,000	4,304,454
Braskem Finance Ltd., 5.75%, 2021	1,767,000	1,767,000
CCL Finance Ltd., 9.5%, 2014 (n)	6,812,000	7,663,500
CCL Finance Ltd., 9.5%, 2014	4,467,000	5,025,375
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (z)	20,834,000	21,563,190
Cosan Ltd., 7%, 2017	10,123,000	10,780,995
Federative Republic of Brazil, 4.875%, 2021	10,525,000	11,624,863
Federative Republic of Brazil, 8.875%, 2024	5,123,000	7,459,088
Federative Republic of Brazil, 8.25%, 2034	14,943,000	21,742,065
Fibria Overseas Finance, 6.75%, 2021 (n)	2,946,000	2,916,540
Globo Comunicacoes e Participacoes S.A., 6.25%, to 2015, 9.375% to 2049	12,239,000	12,728,560
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	5,847,000	6,080,880
Hypermarcas S.A., 6.5%, 2021 (n)	10,113,000	9,809,610
Net Servicos de Comunicacao S.A., 7.5%, 2020	8,817,000	10,029,338
Odebrecht Finance Ltd., 6%, 2023 (n)	5,519,000	5,541,076
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	13,442,000	13,307,580
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018	500,000	495,000
Petrobras International Finance Co., 7.875%, 2019	21,159,000	25,409,060
Petrobras International Finance Co., 5.375%, 2021	2,837,000	2,984,325
Petrobras International Finance Co., 6.75%, 2041	8,975,000	10,258,425
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	8,401,000	8,464,008
Tam Capital 3, Inc., 8.375%, 2021 (n)	4,246,000	4,309,690
Vale Overseas Ltd., 5.625%, 2019	6,495,000	7,007,670
Vale Overseas Ltd., 4.625%, 2020	8,382,000	8,472,777
Vale Overseas Ltd., 6.875%, 2039	2,505,000	2,886,842
Virgolino de Oliveira Finance Ltd., 10.5%, 2018 (n)	7,330,000	7,110,100

		$300,508,138
Chile - 1.7%
Automotores Gildemeister S.A., 8.25%, 2021 (n)	$3,152,000	$3,215,040
Banco del Estado de Chile, 4.125%, 2020 (n)	9,146,000	9,386,494
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	5,358,000	5,380,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Chile - continued
Corporacion Nacional del Cobre de Chile, 3.875%, 2021 (z)	$9,739,000	$9,699,041
Corporacion Nacional del Cobre de Chile, 6.15%, 2036	3,032,000	3,608,483
Empresa Nacional del Petroleo, 6.25%, 2019	6,192,000	6,941,987
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	9,088,000	9,559,931
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	9,697,000	10,390,927
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020	1,514,000	1,622,343

		$59,804,637
China - 1.3%
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	$8,414,000	$8,931,049
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)	12,411,000	14,050,071
Country Garden Holdings Co. Ltd., 11.125%, 2018 (n)	5,229,000	4,653,810
Country Garden Holdings Co. Ltd., 11.125%, 2018	354,000	315,060
Hyva Global B.V., 8.625%, 2016	3,475,000	3,127,500
Hyva Global B.V., 8.625%, 2016 (n)	6,135,000	5,521,500
Longfor Properties Co. Ltd., 9.5%, 2016	500,000	480,000
Longfor Properties Co. Ltd., 9.5%, 2016 (n)	6,748,000	6,478,080
Sino-Forest Corp., 6.25%, 2017 (n)	2,882,000	951,060

		$44,508,130
Colombia - 2.1%
Bancolombia S.A., 5.95%, 2021	$10,674,000	$10,887,480
Ecopetrol S.A., 7.625%, 2019	12,867,000	15,350,331
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	4,779,000	5,304,690
Pacific Rubiales Energy Corp., 8.75%, 2016	4,871,000	5,406,810
Republic of Colombia, 7.375%, 2019	3,387,000	4,267,620
Republic of Colombia, 4.375%, 2021	7,769,000	8,118,605
Republic of Colombia, 8.125%, 2024	5,275,000	7,189,825
Republic of Colombia, 7.375%, 2037	3,614,000	4,915,040
Republic of Colombia, FRN, 2.079%, 2015	12,370,000	12,400,925

		$73,841,326
Croatia - 0.2%
Republic of Croatia, 6.375%, 2021 (n)	$8,662,000	$8,467,330
Republic of Croatia, 6.375%, 2021	200,000	195,505

		$8,662,835
Dominican Republic - 0.4%
Dominican Republic, 7.5%, 2021	$669,000	$694,422
Dominican Republic, 7.5%, 2021 (n)	6,679,000	6,932,802
Dominican Republic, 8.625%, 2027	4,964,000	5,311,480

		$12,938,704
El Salvador - 0.3%
Republic of El Salvador, 7.375%, 2019	$200,000	$218,000
Republic of El Salvador, 7.375%, 2019 (n)	3,416,000	3,723,440
Republic of El Salvador, 7.75%, 2023	4,963,000	5,409,670

		$9,351,110
Gabon - 0.1%
Gabonese Republic, 8.2%, 2017	$2,629,000	$3,023,350

Georgia - 0.3%
Republic of Georgia, 6.875%, 2021 (n)	$9,892,000	$10,089,840

Hungary - 0.9%
Republic of Hungary, 6.375%, 2021	$25,140,000	$24,197,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Hungary - continued
Republic of Hungary, 7.625%, 2041	$6,504,000	$6,308,880

		$30,506,130
Iceland - 0.5%
Republic of Iceland, 4.875%, 2016 (n)	$17,622,000	$17,399,857

India - 0.2%
Vedanta Resources PLC, 9.5%, 2018	$5,143,000	$4,937,280
Vedanta Resources PLC, 8.25%, 2021	2,809,000	2,598,325

		$7,535,605
Indonesia - 5.9%
Berau Capital Resources, 12.5%, 2015 (n)	$5,191,000	$5,710,100
Berau Capital Resources, 12.5%, 2015	5,151,000	5,666,100
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	5,916,000	6,123,060
Majapahit Holding B.V., 7.75%, 2016	2,695,000	3,058,825
Majapahit Holding B.V., 7.75%, 2020 (n)	758,000	876,438
Pertamina PT, 5.25%, 2021 (n)	5,036,000	5,174,490
Pertamina PT, 6.5%, 2041 (n)	3,717,000	3,847,095
Pertamina PT, 6.5%, 2041	636,000	658,260
PT Adaro Indonesia, 7.625%, 2019	979,000	1,049,977
Republic of Indonesia, 6.875%, 2018 (n)	708,000	835,440
Republic of Indonesia, 6.875%, 2018	15,134,000	17,858,120
Republic of Indonesia, 11.625%, 2019	4,816,000	7,175,840
Republic of Indonesia, 11.625%, 2019 (n)	5,099,000	7,597,510
Republic of Indonesia, 5.875%, 2020	21,003,000	23,943,420
Republic of Indonesia, 5.875%, 2020 (n)	6,131,000	6,989,340
Republic of Indonesia, 4.875%, 2021 (n)	37,049,000	39,735,053
Republic of Indonesia, 4.875%, 2021	37,339,000	40,046,078
Republic of Indonesia, 8.5%, 2035	7,301,000	10,513,440
Republic of Indonesia, 7.75%, 2038	12,430,000	16,842,650

		$203,701,236
Jamaica - 0.4%
Digicel Group Ltd., 12%, 2014 (n)	$1,815,000	$2,050,950
Digicel Group Ltd., 8.875%, 2015	6,222,000	6,268,665
Digicel Group Ltd., 8.25%, 2017 (n)	4,479,000	4,568,580

		$12,888,195
Kazakhstan - 2.6%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$31,796,000	$33,067,840
Development Bank of Kazakhstan, 5.5%, 2015	1,789,000	1,860,560
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017	6,879,000	6,621,037
Kazatomprom, 6.25%, 2015 (n)	7,325,000	7,563,063
Kazatomprom, 6.25%, 2015	650,000	671,125
Kazkommerts International B.V., 8.5%, 2013	17,234,000	16,846,235
KazMunaiGaz Finance B.V., 8.375%, 2013	2,143,000	2,282,295
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	1,211,000	1,289,715
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,959,000	3,595,185
KazMunaiGaz Finance B.V., 11.75%, 2015	13,299,000	16,158,285

		$89,955,340
Lithuania - 0.4%
Republic of Lithuania, 7.375%, 2020	$2,753,000	$3,080,056
Republic of Lithuania, 6.125%, 2021 (n)	11,209,000	11,545,270

		$14,625,326

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Malaysia - 1.3%
Petronas Capital Ltd., 5.25%, 2019	$32,676,000	$36,952,733
Petronas Capital Ltd., 5.25%, 2019 (n)	5,725,000	6,474,305

		$43,427,038
Mexico - 10.9%
America Movil S.A.B. de C.V., 2.375%, 2016	$10,332,000	$10,315,396
America Movil S.A.B. de C.V., 6.125%, 2040	8,037,000	9,481,112
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)	8,314,000	8,272,430
CEMEX S.A.B. de C.V., 9%, 2018 (n)	9,202,000	7,683,670
CEMEX S.A.B. de C.V., 9%, 2018	1,000,000	835,000
CEMEX S.A.B. de C.V., FRN, 5.368%, 2015 (n)	4,322,000	3,198,280
Comision Federal de Electricidad, 4.875%, 2021 (n)	13,446,000	13,714,920
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	1,724,000	1,706,760
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)	7,569,000	6,963,480
Pemex Project Funding Master Trust, 5.75%, 2018	30,776,000	33,853,600
Pemex Project Funding Master Trust, 6.625%, 2035	30,776,000	33,545,840
Pemex Project Funding Master Trust, 6.625%, 2038	6,751,000	7,358,590
Petroleos Mexicanos, 6%, 2020	15,414,000	17,148,075
Petroleos Mexicanos, 5.5%, 2021	21,501,000	22,952,318
Petroleos Mexicanos, 6.5%, 2041	7,191,000	7,712,348
Petroleos Mexicanos, 6.5%, 2041 (z)	12,954,000	13,893,165
Sigma Alimentos S.A., 5.625%, 2018 (n)	6,953,000	7,074,678
United Mexican States, 5.95%, 2019	11,786,000	13,807,299
United Mexican States, 5.125%, 2020	85,353,000	95,083,242
United Mexican States, 6.05%, 2040	19,564,000	22,938,790
United Mexican States, 5.75%, 2110	34,023,000	34,567,368
Urbi Desarrollos Urbanos S.A. de C.V., 9.5%, 2020	4,275,000	4,424,625

		$376,530,986
Namibia - 0.3%
Republic of Namibia, 5.5%, 2021 (z)	$11,815,000	$11,815,000

Nigeria - 0.3%
Afren PLC, 11.5%, 2016 (n)	$3,673,000	$3,691,365
Republic of Nigeria, 6.75%, 2021	7,925,000	8,342,489

		$12,033,854
Panama - 0.9%
Panama Canal Railway Co., 7%, 2026 (n)	$1,152,870	$1,054,876
Panama Canal Railway Co., 7%, 2026	5,253,198	4,806,676
Republic of Panama, 8.875%, 2027	8,282,000	12,215,950
Republic of Panama, 9.375%, 2029	5,554,000	8,580,930
Republic of Panama, 6.7%, 2036	4,250,000	5,365,625

		$32,024,057
Peru - 1.6%
Banco de Credito del Peru, 5.375%, 2020	$3,361,000	$3,285,378
Banco de Credito del Peru, 6.875%, 2026 (n)	4,689,000	4,718,306
IIRSA Norte Finance Ltd., 8.75%, 2024	3,725,069	4,358,331
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)	184,153	215,460
Republic of Peru, 7.35%, 2025	17,926,000	23,393,430
Southern Copper Corp., 7.5%, 2035	16,199,000	17,940,393

		$53,911,298
Philippines - 6.1%
National Power Corp., 6.875%, 2016 (n)	$477,000	$543,780

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
Philippines - continued
National Power Corp., 8.4%, 2016		$786,000	$931,410
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)		3,247,000	3,880,165
Republic of Philippines, 9.375%, 2017		10,565,000	13,760,912
Republic of Philippines, 7.5%, 2024		14,149,000	17,827,740
Republic of Philippines, 5.5%, 2026		57,030,000	62,305,275
Republic of Philippines, 6.375%, 2032		32,231,000	37,710,270
Republic of Philippines, 6.375%, 2034		58,912,000	69,810,720
Republic of Philippines, 6.25%, 2036	PHP	217,000,000	4,937,024

			$211,707,296
Poland - 1.6%
Republic of Poland, 5.125%, 2021		$41,015,000	$41,835,300
Republic of Poland, 5%, 2022		14,447,000	14,266,413

			$56,101,713
Qatar - 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		$2,707,000	$3,204,817
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019		1,800,000	2,131,020
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020		3,786,516	4,089,438

			$9,425,275
Russia - 11.3%
Alfa Bank, 7.75%, 2021 (n)		$7,641,000	$7,381,206
ALROSA Finance S.A., 7.75%, 2020 (n)		2,010,000	2,082,863
Gaz Capital S.A., 8.125%, 2014 (n)		1,130,000	1,257,125
Gaz Capital S.A., 8.125%, 2014		23,158,000	25,763,275
Gaz Capital S.A., 8.146%, 2018		7,309,000	8,505,849
Gaz Capital S.A., 9.25%, 2019		4,810,000	5,958,628
JSC Severstal, 6.25%, 2016 (n)		9,788,000	9,513,414
LUKOIL International Finance B.V., 6.125%, 2020		6,459,000	6,555,885
LUKOIL International Finance B.V., 6.125%, 2020 (n)		10,502,000	10,659,530
Novatek Finance Ltd., 5.326%, 2016 (n)		6,542,000	6,721,905
Novatek Finance Ltd., 6.604%, 2021 (n)		5,308,000	5,526,955
OJSC Russian Agricultural Bank, 7.75%, 2018		2,431,000	2,698,410
OJSC Russian Agricultural Bank, 6%, 2021		800,000	774,000
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)		16,460,000	15,925,050
Russian Federation, 5%, 2020 (n)		24,300,000	25,272,000
Russian Federation, 5%, 2020		60,400,000	62,816,000
Russian Federation, 7.5%, 2030		132,273,839	156,744,499
SCF Capital Ltd., 5.375%, 2017		1,300,000	1,186,250
SCF Capital Ltd., 5.375%, 2017 (n)		13,258,000	12,097,925
VEB Finance Ltd., 6.902%, 2020 (n)		12,377,000	13,367,160
VimpelCom Ltd., 7.748%, 2021 (n)		3,477,000	3,337,920
VimpelCom Ltd., 7.504%, 2022 (n)		8,511,000	7,979,063

			$392,124,912
Serbia - 0.7%
Republic of Serbia, 7.25%, 2021 (n)		$17,157,000	$17,606,513
Republic of Serbia, FRN, 6.75%, 2024		5,469,301	5,400,934

			$23,007,447
South Africa - 1.3%
Gold Fields Ltd., 4.875%, 2020 (n)		$10,214,000	$9,511,767
Myriad International Holdings B.V., 6.375%, 2017 (n)		7,736,000	8,296,860
Republic of South Africa, 6.875%, 2019		5,145,000	6,219,019
Republic of South Africa, 5.5%, 2020		7,896,000	8,784,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
South Africa - continued
Transnet Ltd., 4.5%, 2016 (n)	$10,927,000	$11,440,274

		$44,252,220
Sri Lanka - 0.4%
Republic of Sri Lanka, 6.25%, 2020 (n)	$7,151,000	$7,240,388
Republic of Sri Lanka, 6.25%, 2021 (n)	7,400,000	7,538,350

		$14,778,738
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	$1,986,000	$2,309,261
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	3,126,000	3,634,819
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	7,458,917	7,235,149

		$13,179,229
Turkey - 9.3%
Republic of Turkey, 7.25%, 2015	$3,595,000	$4,026,400
Republic of Turkey, 7.5%, 2017	7,242,000	8,455,035
Republic of Turkey, 6.75%, 2018	12,367,000	13,974,710
Republic of Turkey, 7%, 2019	31,315,000	36,168,825
Republic of Turkey, 7.5%, 2019	35,665,000	42,441,350
Republic of Turkey, 7%, 2020	43,571,000	49,997,722
Republic of Turkey, 5.625%, 2021	67,046,000	70,733,530
Republic of Turkey, 5.125%, 2022	6,759,000	6,767,449
Republic of Turkey, 7.375%, 2025	47,402,000	56,289,875
Republic of Turkey, 11.875%, 2030	7,269,000	12,357,300
Republic of Turkey, 8%, 2034	7,125,000	8,870,625
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (z)	11,811,000	11,826,354

		$321,909,175
Ukraine - 1.6%
Biz Finance PLC, 8.375%, 2015	$18,134,000	$17,045,960
Government of Ukraine, 6.875%, 2015 (n)	4,371,000	4,130,595
Government of Ukraine, 6.25%, 2016 (n)	11,746,000	11,129,335
Government of Ukraine, 6.25%, 2016	2,678,000	2,537,405
Government of Ukraine, 7.95%, 2021 (n)	2,719,000	2,630,633
Government of Ukraine, 7.95%, 2021	5,316,000	5,143,230
Naftogaz Ukraine, 9.5%, 2014	13,543,000	13,407,570

		$56,024,728
United States - 0.7%
NII Holdings, Inc., 7.625%, 2021	$4,737,000	$4,879,110
U.S. Treasury Bonds, 5.375%, 2031 (f)	13,860,000	18,851,762

		$23,730,872
Uruguay - 1.6%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$3,450,000	$3,044,625
Republic of Uruguay, 8%, 2022	35,865,728	47,522,090
Republic of Uruguay, 7.625%, 2036	2,732,000	3,606,240

		$54,172,955
Venezuela - 8.7%
Petroleos de Venezuela S.A., 5.25%, 2017	$15,191,200	$9,361,577
Petroleos de Venezuela S.A., 8.5%, 2017	9,647,000	6,994,075
Republic of Venezuela, 8.5%, 2014	17,017,000	15,783,267
Republic of Venezuela, 5.75%, 2016	58,183,000	45,237,282
Republic of Venezuela, 7%, 2018	15,270,000	10,498,125
Republic of Venezuela, 7.75%, 2019	81,257,000	56,676,757

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Venezuela - continued
Republic of Venezuela, 12.75%, 2022	$78,099,000	$68,727,120
Republic of Venezuela, 9%, 2023	15,593,000	10,681,205
Republic of Venezuela, 8.25%, 2024	27,472,000	17,650,760
Republic of Venezuela, 7.65%, 2025	14,355,000	8,935,987
Republic of Venezuela, 9.25%, 2027	28,185,000	20,363,662
Republic of Venezuela, 11.95%, 2031	26,300,000	20,842,750
Republic of Venezuela, 7%, 2038	15,312,000	8,766,120

		$300,518,687
Vietnam - 0.4%
Republic of Vietnam, 6.875%, 2016	$6,144,000	$6,420,480
Republic of Vietnam, 6.75%, 2020	4,600,000	4,646,000
Republic of Vietnam, 6.75%, 2020 (n)	2,502,000	2,527,020

		$13,593,500
Total Bonds		$3,141,527,425

Money Market Funds (v) - 9.7%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	335,202,340	$335,202,340
Total Investments		$3,476,729,765

Other Assets, Less Liabilities - (0.5)%		(16,014,555)
Net Assets - 100.0%		$3,460,715,210

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $682,645,113, representing 19.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Centrais Eletricas Brasileiras S.A., 5.75%, 2021	10/20/11	$20,834,000	$21,563,190
Corporacion Nacional del Cobre de Chile, 3.875%, 2021	10/27/11	9,601,583	9,699,041
Petroleos Mexicanos, 6.5%, 2041	10/12/11-10/13/11	13,255,327	13,893,165
Republic of Namibia, 5.5%, 2021	10/27/11	11,592,760	11,815,000
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016	10/28/11	11,750,764	11,826,354
Total Restricted Securities			$68,796,750
% of Net assets			2%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty

Portfolio of Investments (unaudited) – continued

THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 10/31/11

Forward Foreign Currency Exchange Contracts at 10/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CLP	Barclays Bank PLC	7,823,287,000	11/07/11-11/28/11	$15,067,366	$15,952,535	$885,169
BUY	CLP	Deutsche Bank AG	1,733,462,000	11/07/11	3,262,987	3,536,505	273,518
BUY	CLP	JPMorgan Chase Bank N.A.	3,471,551,000	11/07/11-11/28/11	6,794,198	7,078,485	284,287
BUY	INR	Barclays Bank PLC	252,992,000	12/01/11	5,157,740	5,167,998	10,258
BUY	INR	Credit Suisse Group	319,970,000	11/14/11	6,476,863	6,556,494	79,631
BUY	INR	JPMorgan Chase Bank N.A.	442,540,000	11/01/11	9,064,542	9,087,997	23,455
SELL	INR	JPMorgan Chase Bank N.A.	442,540,000	11/01/11	9,834,222	9,087,997	746,225
BUY	KRW	Barclays Bank PLC	1,918,388,000	11/28/11	1,685,754	1,727,707	41,953
BUY	KRW	Deutsche Bank AG	7,638,969,000	11/28/11	6,741,683	6,879,681	137,998
BUY	KRW	Royal Bank of Scotland Group PLC	3,922,089,000	11/28/11	3,458,632	3,532,247	73,615
BUY	MXN	Barclays Bank PLC	95,568,000	11/07/11-11/25/11	7,026,824	7,162,335	135,511
BUY	MXN	Credit Suisse Group	46,374,000	11/07/11	3,359,948	3,478,414	118,466
BUY	MXN	Deutsche Bank AG	453,985,000	11/07/11-12/07/11	33,037,502	33,994,361	956,859
BUY	MXN	JPMorgan Chase Bank N.A.	271,522,842	11/07/11-12/07/11	19,991,823	20,334,861	343,038
BUY	MXN	UBS AG	204,466,000	11/25/11-1/12/12	15,034,094	15,289,991	255,897
SELL	MXN	Credit Suisse Group	39,522,000	12/07/11	2,958,787	2,956,237	2,550
SELL	MXN	Deutsche Bank AG	97,874,000	12/07/11	7,329,354	7,320,953	8,401
SELL	MXN	JPMorgan Chase Bank N.A.	96,234,000	12/07/11	7,206,990	7,198,282	8,708
SELL	MXN	UBS AG	36,088,000	12/07/11	2,702,654	2,699,374	3,280
BUY	MYR	Barclays Bank PLC	36,101,400	11/18/11-11/29/11	11,558,814	11,753,813	194,999
BUY	PHP	JPMorgan Chase Bank N.A.	209,671,364	11/04/11	4,910,336	4,917,536	7,200
SELL	PHP	JPMorgan Chase Bank N.A.	209,671,364	12/05/11	4,918,399	4,908,670	9,729
BUY	PLN	JPMorgan Chase Bank N.A.	26,624,000	11/16/11	8,121,282	8,358,467	237,185
SELL	PLN	Credit Suisse Group	4,746,000	11/16/11	1,495,651	1,489,982	5,669
SELL	PLN	Deutsche Bank AG	11,000,000	11/16/11	3,476,502	3,453,393	23,109
SELL	PLN	JPMorgan Chase Bank N.A.	10,308,000	11/16/11	3,249,197	3,236,143	13,054
BUY	TRY	Barclays Bank PLC	2,991,000	11/14/11	1,610,402	1,686,434	76,032
BUY	TRY	Goldman Sachs International	22,871,500	11/14/11-1/12/12	12,353,104	12,809,555	456,451
BUY	TRY	JPMorgan Chase Bank N.A.	20,249,500	11/14/11-1/12/12	10,960,737	11,343,832	383,095
BUY	ZAR	Barclays Bank PLC	45,218,000	11/14/11-11/25/11	5,598,499	5,682,321	83,822
BUY	ZAR	Deutsche Bank AG	84,188,000	11/14/11-11/25/11	10,407,769	10,575,838	168,069
BUY	ZAR	JPMorgan Chase Bank N.A.	72,988,000	11/14/11-1/12/12	9,094,924	9,152,162	57,238

							$6,104,471

Liability Derivatives
SELL	CLP	Barclays Bank PLC	2,600,937,000	11/07/11	$5,142,224	$5,306,275	$(164,051)
SELL	CLP	Goldman Sachs International	2,600,933,000	11/07/11	5,141,200	5,306,267	(165,067)
BUY	EUR	Barclays Bank PLC	7,253,000	1/12/12	10,179,295	10,030,957	(148,338)
BUY	EUR	Credit Suisse Group	7,321,000	1/12/12	10,155,472	10,125,002	(30,470)
SELL	EUR	JPMorgan Chase Bank N.A.	14,579,385	1/12/12	19,636,478	20,163,406	(526,928)
BUY	IDR	JPMorgan Chase Bank N.A.	70,827,459,000	11/07/11	8,032,146	7,996,477	(35,669)
BUY	INR	Barclays Bank PLC	442,540,000	11/01/11	9,964,873	9,087,997	(876,876)
SELL	INR	Barclays Bank PLC	442,540,000	11/01/11	9,064,542	9,087,997	(23,455)
BUY	MXN	Barclays Bank PLC	87,426,000	12/07/11	6,600,911	6,539,445	(61,466)
BUY	MXN	Deutsche Bank AG	112,690,192	12/07/11	8,471,132	8,429,201	(41,931)
BUY	MXN	JPMorgan Chase Bank N.A.	148,306,808	12/07/11	11,163,840	11,093,316	(70,524)
BUY	MXN	Merrill Lynch International Bank	44,308,000	12/07/11	3,353,060	3,314,228	(38,832)
BUY	MXN	UBS AG	54,804,000	12/07/11	4,159,653	4,099,327	(60,326)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	MXN	Deutsche Bank AG	90,805,000	12/07/11	$6,698,559	$6,792,194	$(93,635)
SELL	MXN	JPMorgan Chase Bank N.A.	77,135,000	12/07/11	5,695,768	5,769,681	(73,913)
SELL	MXN	UBS AG	94,270,000	12/07/11	6,959,835	7,051,375	(91,540)
BUY	MYR	Credit Suisse Group	16,064,000	12/01/11	5,244,532	5,227,091	(17,441)
SELL	PHP	Barclays Bank PLC	209,671,364	11/04/11	4,746,918	4,917,536	(170,618)
BUY	PLN	Barclays Bank PLC	22,321,000	11/16/11	7,060,703	7,007,562	(53,141)
BUY	PLN	Credit Suisse Group	26,761,000	11/16/11	8,485,501	8,401,477	(84,024)
BUY	PLN	Goldman Sachs International	10,640,000	11/16/11	3,377,095	3,340,373	(36,722)
BUY	PLN	JPMorgan Chase Bank N.A.	20,649,000	11/16/11	6,532,914	6,482,647	(50,267)
SELL	PLN	Credit Suisse Group	13,878,000	11/16/11	4,350,470	4,356,926	(6,456)
SELL	PLN	JPMorgan Chase Bank N.A.	13,882,000	11/16/11	4,348,498	4,358,182	(9,684)
BUY	THB	JPMorgan Chase Bank N.A.	32,000	11/02/11	1,063	1,042	(21)
SELL	THB	JPMorgan Chase Bank N.A.	32,000	11/02/11	1,041	1,042	(1)
BUY	TRY	Deutsche Bank AG	6,048,000	1/12/12	3,372,553	3,365,942	(6,611)
BUY	TRY	JPMorgan Chase Bank N.A.	12,096,000	1/12/12	6,752,988	6,731,884	(21,104)
SELL	TRY	Credit Suisse Group	6,873,000	11/14/11	3,686,638	3,875,245	(188,607)
SELL	TRY	JPMorgan Chase Bank N.A.	7,878,000	11/14/11	4,223,393	4,441,900	(218,507)
BUY	ZAR	Barclays Bank PLC	43,685,000	11/25/11-1/12/12	5,599,386	5,462,531	(136,855)
BUY	ZAR	Deutsche Bank AG	49,878,000	1/12/12	6,302,121	6,220,431	(81,690)
BUY	ZAR	Goldman Sachs International	26,113,000	1/12/12	3,309,171	3,256,629	(52,542)
BUY	ZAR	HSBC Bank	27,104,000	1/12/12	3,484,252	3,380,219	(104,033)
SELL	ZAR	Barclays Bank PLC	51,397,000	11/14/11-1/12/12	6,345,094	6,436,822	(91,728)
SELL	ZAR	Credit Suisse Group	27,436,000	11/14/11	3,432,718	3,451,182	(18,464)
SELL	ZAR	Deutsche Bank AG	26,384,000	1/12/12	3,215,679	3,290,425	(74,746)

							$(3,926,283)

Futures Contracts Outstanding at 10/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	446	$62,007,938	December - 2011	$751,955
U.S. Treasury Note 10 yr (Long)	USD	330	42,590,625	December - 2011	2,188

					$754,143

Swap Agreements at 10/31/11

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
12/20/16	USD	18,780,000	Morgan Stanley Capital Services, Inc. (a)	1.00% (fixed rate)	(1)	$(3,375,200)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Hungary, 4.75%, 2/03/15, a BBB- rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $3,034,076.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Portfolio of Investments (unaudited) – continued

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At October 31, 2011, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$—	$—
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	18,851,762	—	18,851,762
Non-U.S. Sovereign Debt	—	2,683,895,614	—	2,683,895,614
Corporate Bonds	—	4,879,110	—	4,879,110
Foreign Bonds	—	433,900,939	—	433,900,939
Mutual Funds	335,202,340	—	—	335,202,340
Total Investments	$335,202,340	$3,141,527,425	$—	$3,476,729,765
Short Sales	$—	$—	$—	$—

Other Financial Instruments
Futures	$754,143	$—	$—	$754,143
Swaps	—	(3,375,200)	—	(3,375,200)
Forward Foreign Currency Exchange Contracts	—	2,178,188	—	2,178,188

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,350,202,665
Gross unrealized appreciation	$155,761,311
Gross unrealized depreciation	(29,234,211)
Net unrealized appreciation (depreciation)	$126,527,100

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	201,924,108	381,121,930	(247,843,698)	335,202,340

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$55,080	$335,202,340

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2011, are as follows:

Russia	11.4%
Mexico	11.1%
Turkey	9.5%
Venezuela	8.9%
Brazil	8.8%
United States	8.0%
Philippines	6.2%
Indonesia	6.0%
Argentina	5.2%
Other Countries	24.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Emerging Markets Debt Local Currency Fund

QUARTERLY REPORT

October 31, 2011

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 64.0%
Brazil - 2.7%
Brasil Telecom S.A., 9.75%, 2016 (n)	BRL	300,000	$171,240
Federative Republic of Brazil, 10%, 2017	BRL	200,000	110,513

			$281,753
Chile - 1.0%
Bonos del Banco Centro de Chile, 6%, 2021	CLP	50,000,000	$106,074

Colombia - 1.1%
Republic of Colombia, 7.75%, 2021	COP	90,000,000	$56,611
Republic of Colombia, 9.85%, 2027	COP	82,000,000	61,906

			$118,517
Hungary - 4.1%
Republic of Hungary, 5.5%, 2014	HUF	13,390,000	$58,777
Republic of Hungary, 8%, 2015	HUF	17,500,000	80,885
Republic of Hungary, 5.5%, 2016	HUF	27,160,000	114,778
Republic of Hungary, 6.75%, 2017	HUF	37,160,000	162,915
Republic of Hungary, 6.75%, 2017	HUF	2,980,000	13,049

			$430,404
Indonesia - 9.7%
Republic of Indonesia, 11.25%, 2014	IDR	219,000,000	$28,237
Republic of Indonesia, 11%, 2014	IDR	1,257,000,000	163,652
Republic of Indonesia, 9.5%, 2015	IDR	1,120,000,000	143,003
Republic of Indonesia, 11.6%, 2018	IDR	399,000,000	58,835
Republic of Indonesia, 12.8%, 2021	IDR	921,000,000	151,727
Republic of Indonesia, 8.375%, 2026	IDR	1,834,000,000	238,272
Republic of Indonesia, 8.25%, 2032	IDR	1,859,000,000	236,945

			$1,020,671
Malaysia - 9.1%
Government of Malaysia, 3.461%, 2013	MYR	287,000	$94,307
Government of Malaysia, 3.835%, 2015	MYR	1,191,000	395,674
Government of Malaysia, 4.24%, 2018	MYR	394,000	133,415
Government of Malaysia, 4.378%, 2019	MYR	86,000	29,424
Government of Malaysia, 4.16%, 2021	MYR	637,000	214,583
Government of Malaysia, 4.392%, 2026	MYR	113,000	38,477
Government of Malaysia, 4.498%, 2030	MYR	155,000	53,585

			$959,465
Mexico - 4.5%
United Mexican States, 8%, 2020	MXN	640,000	$54,397
United Mexican States, 8%, 2023	MXN	1,120,000	95,688
United Mexican States, 10%, 2024	MXN	490,000	48,218
United Mexican States, 7.5%, 2027	MXN	600,000	47,883
United Mexican States, 8.5%, 2029	MXN	850,000	72,869
United Mexican States, 7.75%, 2031	MXN	500,000	39,390
United Mexican States, 10%, 2036	MXN	700,000	67,331
United Mexican States, 8.5%, 2038	MXN	590,000	49,365

			$475,141

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Peru - 1.7%
Republic of Peru, 7.84%, 2020	PEN	169,000	$71,557
Republic of Peru, 6.95%, 2031	PEN	75,000	29,562
Republic of Peru, 6.9%, 2037	PEN	211,000	82,629

			$183,748
Poland - 4.1%
Government of Poland, 5.25%, 2017	PLN	276,000	$86,783
Government of Poland, 5.5%, 2019	PLN	258,000	80,922
Government of Poland, 5.25%, 2020	PLN	622,000	190,048
Government of Poland, 5.75%, 2022	PLN	248,000	78,158

			$435,911
Russia - 1.6%
Russian Federation, 7.85%, 2018	RUB	5,000,000	$169,870

South Africa - 10.6%
Republic of South Africa, 13.5%, 2015	ZAR	865,000	$134,358
Republic of South Africa, 8.25%, 2017	ZAR	1,227,000	161,193
Republic of South Africa, 8%, 2018	ZAR	2,548,000	327,767
Republic of South Africa, 7.25%, 2020	ZAR	1,229,000	148,408
Republic of South Africa, 6.75%, 2021	ZAR	414,000	48,464
Republic of South Africa, 5.5%, 2023	ZAR	426,530	69,316
Republic of South Africa, 10.5%, 2026	ZAR	1,128,000	169,182
Republic of South Africa, 6.25%, 2036	ZAR	660,000	62,303

			$1,120,991
Thailand - 4.3%
Kingdom of Thailand, 3.625%, 2015	THB	1,655,000	$54,478
Kingdom of Thailand, 3.875%, 2019	THB	6,695,000	227,377
Kingdom of Thailand, 3.65%, 2021	THB	1,586,000	52,082
Kingdom of Thailand, 4.75%, 2024	THB	2,696,000	97,801
Kingdom of Thailand, 4.875%, 2029	THB	656,000	24,322

			$456,060
Turkey - 9.5%
Republic of Turkey, 10%, 2013	TRY	51,000	$28,840
Republic of Turkey, 0%, 2013	TRY	394,000	197,040
Republic of Turkey, 0%, 2013	TRY	612,000	299,570
Republic of Turkey, 8%, 2013	TRY	391,000	216,240
Republic of Turkey, 11%, 2014	TRY	157,000	91,977
Republic of Turkey, 9%, 2016	TRY	124,000	69,033
Republic of Turkey, 10.5%, 2020	TRY	166,000	99,174

			$1,001,874
Total Bonds			$6,760,479

Money Market Funds (v) - 29.4%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value		3,101,245	$3,101,245
Total Investments			$9,861,724

Other Assets, Less Liabilities - 6.6%			693,986
Net Assets - 100.0%			$10,555,710

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $171,240 representing 1.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 10/31/11

Forward Foreign Currency Exchange Contracts at 10/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Barclays Bank PLC	1,301,000	11/03/11	$708,311	$757,783	$49,472
BUY	BRL	Deutsche Bank AG	101,000	11/03/11-12/05/11	56,686	58,567	1,881
BUY	BRL	JPMorgan Chase Bank N.A.	38,000	11/03/11-12/05/11	21,060	22,028	968
SELL	BRL	Barclays Bank PLC	1,301,000	11/03/11	762,361	757,783	4,578
SELL	BRL	Deutsche Bank AG	44,000	11/03/11	26,059	25,628	431
BUY	CLP	Barclays Bank PLC	26,630,000	11/07/11	51,268	54,329	3,061
BUY	CLP	Citibank N.A.	5,813,000	11/07/11	11,405	11,859	454
BUY	CLP	Deutsche Bank AG	5,011,000	11/07/11	9,432	10,223	791
BUY	CLP	JPMorgan Chase Bank N.A.	7,549,000	11/07/11	14,733	15,401	668
BUY	COP	Barclays Bank PLC	72,073,000	11/08/11	38,033	38,622	589
BUY	COP	Deutsche Bank AG	41,179,000	11/08/11	21,292	22,067	775
BUY	EUR	Barclays Bank PLC	33,000	1/12/12	45,444	45,639	195
BUY	HUF	Citibank N.A.	6,311,000	12/12/11	28,324	28,503	179
SELL	HUF	Deutsche Bank AG	13,504,000	12/12/11	62,658	60,989	1,669
BUY	IDR	Barclays Bank PLC	9,454,000	11/07/11	1,060	1,067	7
BUY	IDR	HSBC Bank	173,850,000	11/07/11	19,000	19,628	628
SELL	IDR	Merrill Lynch International Bank	918,430,000	11/07/11	104,095	103,691	404
BUY	INR	Credit Suisse Group	2,380,000	11/18/11	48,354	48,733	379
BUY	INR	JPMorgan Chase Bank N.A.	2,242,000	11/01/11-11/25/11	45,639	45,945	306
BUY	KRW	Deutsche Bank AG	22,119,000	11/28/11	19,521	19,920	399
BUY	KRW	Royal Bank of Scotland Group PLC	11,347,000	11/28/11	10,006	10,219	213
BUY	MXN	Barclays Bank PLC	137,000	11/07/11	10,097	10,276	179
BUY	MXN	Deutsche Bank AG	1,933,000	11/07/11-12/07/11	140,796	144,777	3,981
BUY	MXN	Goldman Sachs International	397,000	1/12/12	28,041	29,596	1,555
BUY	MXN	JPMorgan Chase Bank N.A.	7,300,421	11/07/11-12/07/11	541,845	546,108	4,263
SELL	MXN	HSBC Bank	638,304	12/07/11	48,000	47,745	255
BUY	MYR	Barclays Bank PLC	202,000	11/18/11	64,619	65,779	1,160
BUY	MYR	Credit Suisse Group	206,000	11/08/11-11/18/11	65,294	67,106	1,812
BUY	MYR	Deutsche Bank AG	93,000	11/18/11	30,224	30,284	60

3

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	PLN	Barclays Bank PLC	123,000	11/16/11	$37,033	$38,615	$1,582
BUY	PLN	Deutsche Bank AG	155,000	11/16/11	46,913	48,661	1,748
BUY	PLN	Goldman Sachs International	173,000	11/16/11	52,410	54,312	1,902
BUY	PLN	JPMorgan Chase Bank N.A.	93,000	11/16/11	28,368	29,197	829
SELL	PLN	Credit Suisse Group	278,000	11/16/11	87,609	87,277	332
BUY	RUB	JPMorgan Chase Bank N.A.	26,528,000	11/09/11	861,225	873,417	12,192
BUY	THB	JPMorgan Chase Bank N.A.	3,417,048	11/02/11-2/02/12	110,575	110,860	285
BUY	TRY	Goldman Sachs International	113,000	11/14/11-11/30/11	61,195	63,512	2,317
BUY	TRY	JPMorgan Chase Bank N.A.	457,827	11/14/11-11/30/11	244,205	257,245	13,040
BUY	ZAR	Barclays Bank PLC	57,000	11/14/11	7,111	7,170	59
BUY	ZAR	Citibank N.A.	191,000	1/12/12	22,675	23,820	1,145
BUY	ZAR	Deutsche Bank AG	447,000	11/14/11-1/12/12	55,007	55,818	811
BUY	ZAR	Goldman Sachs International	278,000	11/16/11	34,315	34,959	644
BUY	ZAR	JPMorgan Chase Bank N.A.	182,000	11/14/11	22,689	22,894	205
SELL	ZAR	Deutsche Bank AG	594,324	11/25/11	76,486	74,638	1,848

							$120,251

Liability Derivatives
BUY	BRL	Barclays Bank PLC	1,169,121	12/05/11	$679,287	$675,597	$(3,690)
BUY	BRL	JPMorgan Chase Bank N.A.	175,879	11/03/11	104,163	102,443	(1,720)
SELL	BRL	JPMorgan Chase Bank N.A.	190,879	11/03/11	108,000	111,180	(3,180)
SELL	CLP	Barclays Bank PLC	10,352,000	11/07/11	20,467	21,120	(653)
SELL	CLP	Citibank N.A.	54,395,000	11/07/11	102,632	110,973	(8,341)
SELL	CLP	Goldman Sachs International	10,352,000	11/07/11	20,463	21,120	(657)
BUY	COP	Citibank N.A.	181,330,000	11/08/11	99,066	97,171	(1,895)
BUY	EUR	Barclays Bank PLC	36,000	1/12/12	50,525	49,788	(737)
SELL	EUR	JPMorgan Chase Bank N.A.	69,000	1/12/12	92,934	95,428	(2,494)
BUY	HUF	Citibank N.A.	22,182,000	12/12/11	103,333	100,182	(3,151)
SELL	HUF	Citibank N.A.	3,093,083	12/12/11	13,881	13,970	(89)
SELL	IDR	JPMorgan Chase Bank N.A.	736,545,000	11/07/11	79,028	83,157	(4,129)
SELL	INR	JPMorgan Chase Bank N.A.	1,121,000	11/01/11	22,906	23,021	(115)
BUY	KRW	Barclays Bank PLC	22,468,000	11/28/11	20,324	20,235	(89)
BUY	KRW	Deutsche Bank AG	28,460,000	11/30/11	25,744	25,627	(117)
BUY	MXN	Citibank N.A.	414,000	12/07/11	31,283	30,967	(316)
BUY	MXN	Deutsche Bank AG	384,000	12/07/11	28,745	28,723	(22)
BUY	MXN	Goldman Sachs International	193,000	1/12/12	14,439	14,388	(51)
SELL	MXN	HSBC Bank	268,138	1/12/12	19,000	19,990	(990)
SELL	MXN	UBS AG	512,000	12/07/11	37,814	38,297	(483)
BUY	MYR	Merrill Lynch International Bank	153,000	12/01/11	49,967	49,785	(182)
SELL	MYR	Barclays Bank PLC	261,983	11/08/11-11/18/11	83,282	85,328	(2,046)
SELL	PEN	Deutsche Bank AG	482,706	12/06/11	172,395	177,787	(5,392)
BUY	PLN	Barclays Bank PLC	1,485,730	11/16/11	471,831	466,437	(5,394)
BUY	PLN	Citibank N.A.	162,000	11/16/11	51,913	50,859	(1,054)
BUY	PLN	Credit Suisse Group	77,000	11/16/11	24,212	24,174	(38)
BUY	PLN	JPMorgan Chase Bank N.A.	142,000	11/16/11	44,926	44,580	(346)
SELL	PLN	Barclays Bank PLC	93,949	11/16/11	28,452	29,495	(1,043)
SELL	RUB	Barclays Bank PLC	5,627,422	11/09/11	177,796	185,279	(7,483)
BUY	THB	JPMorgan Chase Bank N.A.	5,769,000	11/02/11	189,645	187,824	(1,821)
SELL	THB	JPMorgan Chase Bank N.A.	7,361,024	11/02/11	238,284	239,656	(1,372)
BUY	TRY	Deutsche Bank AG	18,000	1/12/12	10,037	10,018	(19)
BUY	TRY	JPMorgan Chase Bank N.A.	96,000	11/14/11-1/12/12	54,106	53,873	(233)
SELL	TRY	Goldman Sachs International	245,597	11/30/11-1/12/12	131,489	136,859	(5,370)
SELL	TRY	JPMorgan Chase Bank N.A.	212,597	1/12/12	114,024	118,318	(4,294)
BUY	ZAR	Barclays Bank PLC	48,000	11/25/11	6,144	6,028	(116)
BUY	ZAR	Deutsche Bank AG	487,000	11/25/11-1/12/12	62,614	61,098	(1,516)
BUY	ZAR	HSBC Bank	236,000	1/12/12	30,154	29,432	(722)
SELL	ZAR	Citibank N.A.	589,858	1/12/12	73,364	73,563	(199)
SELL	ZAR	Deutsche Bank AG	628,387	11/16/11	77,904	79,021	(1,117)

							$(72,676)

4

Portfolio of Investments (unaudited) – continued

Swap Agreements at 10/31/11

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Interest Rate Swaps
1/02/17	BRL	300,000	JPMorgan Chase Bank	11.06% (fixed rate)	CDI (floating rate)	$806
1/02/14	BRL	220,000	JPMorgan Chase Bank	10.78% (fixed rate)	CDI (floating rate)	592
1/02/17	BRL	500,000	JPMorgan Chase Bank	10.935% (fixed rate)	CDI (floating rate)	257
10/13/21	MXN	660,000	JPMorgan Chase Bank	6.51% (fixed rate)	TIIE (floating rate)	245
10/19/16	MXN	1,100,000	JPMorgan Chase Bank	5.50% (fixed rate)	TIIE (floating rate)	52
10/27/16	PLN	1,017,000	JPMorgan Chase Bank	4.82% (fixed rate)	6-month WIBOR	241

						$2,193

Liability Derivatives
Interest Rate Swaps
1/02/14	BRL	550,000	JPMorgan Chase Bank	10.41% (fixed rate)	CDI (floating rate)	$(336)
10/19/16	MXN	3,400,000	JPMorgan Chase Bank	5.47% (fixed rate)	TIIE (floating rate)	(193)
10/28/16	THB	5,700,000	JPMorgan Chase Bank	3.2% (fixed rate)	6-month THBFIX	(276)

						$(805)

At October 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap contracts. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$6,589,239	$—	$6,589,239
Foreign Bonds	—	171,240	—	171,240
Mutual Funds	3,101,245	—	—	3,101,245
Total Investments	$3,101,245	$6,760,479	$—	$9,861,724

Other Financial Instruments
Swaps	$—	$1,388	$—	$1,388
Forward Foreign Currency Exchange Contracts	—	47,575	—	47,575

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$9,967,195
Gross unrealized appreciation	$46,169
Gross unrealized depreciation	(151,640)
Net unrealized appreciation (depreciation)	$(105,471)

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	11,737,401	(8,636,156)	3,101,245

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$257	$3,101,245

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2011 are as follows:

United States	15.4%
South Africa	11.5%
Indonesia	10.5%
Turkey	10.2%
Malaysia	9.8%
Brazil	9.2%
Mexico	8.8%
Poland	7.6%
Thailand	6.5%
Other Countries	10.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2011

*	Print name and title of each signing officer under his or her signature.